UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue
         14th Floor
         New York, NY  10019

13F File Number:  028-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Louis LaRocca
Title:     Chief Compliance Officer
Phone:     (212) 332-1914

Signature, Place, and Date of Signing:

 /s/      Louis LaRocca     New York, NY     November 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $240,043 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784    13772   420000 SH       SOLE                   420000        0        0
COLONY FINL INC                COM              19624R106     3409   175000 SH       SOLE                   175000        0        0
DIGITALGLOBE INC               COM NEW          25389M877    29566  1450000 SH       SOLE                  1450000        0        0
GENERAL MTRS CO                COM              37045V100     5574   245000 SH       SOLE                   245000        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105     9199   670000 SH       SOLE                   670000        0        0
HUDSON CITY BANCORP            COM              443683107    17201  2165000 SH       SOLE                  2165000        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102    12894   985000 SH       SOLE                   985000        0        0
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119     9772  2800000 SH  CALL SOLE                  2800000        0        0
LIBERTY INTERACTIVE CORP       INT COM SER A    53071M104    10409   562663 SH       SOLE                   562663        0        0
NICE SYS LTD                   SPONSORED ADR    653656108     8305   250000 SH       SOLE                   250000        0        0
SAFEWAY INC                    COM NEW          786514208     4827   300000 SH  CALL SOLE                   300000        0        0
SAFEWAY INC                    COM NEW          786514208    23733  1475000 SH       SOLE                  1475000        0        0
SAIC INC                       COM              78390X101     7164   595000 SH       SOLE                   595000        0        0
SNAP ON INC                    COM              833034101    19369   269500 SH       SOLE                   269500        0        0
SUNCOKE ENERGY INC             COM              86722A103    17026  1056184 SH       SOLE                  1056184        0        0
TELLABS INC                    COM              879664100     7685  2180000 SH       SOLE                  2180000        0        0
TYCO INTERNATIONAL LTD         SHS              H89128104    14071   250106 SH       SOLE                   250106        0        0
VERIFONE SYS INC               COM              92342Y109     9191   330000 SH       SOLE                   330000        0        0
VERINT SYS INC                 COM              92343X100    16876   615000 SH       SOLE                   615000        0        0